Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AB CAP FUND, INC.
Prospectus Date	rr_ProspectusDate	Apr. 30, 2019
AB FlexFee International Strategic Core Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AB FlexFee<sup>TM</sup> International Strategic Core Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees  (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses  (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 80% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	80.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on expenses for the fiscal year ended December 31, 2018, excluding initial offering costs amortized during the fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that any fee waiver and/or expense limitation is in effect through the date indicated above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Adviser seeks to achieve the Fund’s investment objective by investing, under normal circumstances, primarily in common stocks of non-U.S. companies, and in companies in at least three countries other than the United States.

The Fund will invest in companies that are determined by the Adviser to offer favorable long-term sustainable profitability, price stability, and attractive valuations. The Adviser will employ an integrated approach that combines both fundamental and quantitative research to identify attractive investment opportunities. Factors that the Adviser will consider in this regard will include: a company’s record and projections of profitability, accuracy and availability of information with respect to the company, success and experience of management, competitive advantage, low stock price volatility, and liquidity of the company’s securities. The Adviser will compare these results to the characteristics of the general stock markets to determine the relative attractiveness of each company at a given time. The Adviser will weigh economic, political and market factors in making investment decisions. The Adviser will seek to manage the Fund so that it is subject to less share price volatility than many other international mutual funds, although there can be no guarantee that the Adviser will be successful in this regard.

The Fund will primarily invest in mid- and large-capitalization companies, which are currently defined for the Fund as companies that have market capitalizations of $1.5 billion or more. The Fund’s holdings of non-U.S. companies will generally include some companies located in emerging markets.

Fluctuations in currency exchange rates can have a dramatic impact on the returns of equity securities. The Adviser may adjust the foreign currency exposure resulting from the Fund’s security positions through the use of currency-related derivatives, primarily in an effort to minimize the currency risk to which the Fund is subject. However, the Adviser is not required to use such derivatives.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Market Risk: The value of the Fund’s assets will fluctuate as the stock or bond markets fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.
  Foreign (Non-U.S.) Risk: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade or dispose of due to adverse market, economic, political, regulatory or other factors. These risks may be heightened with respect to investments in emerging market countries, where there may be an increased amount of economic, political and social instability.
  Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.
  Capitalization Risk: Investments in mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in mid-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.
  Derivatives Risk: Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. Derivatives may also be subject to counterparty risk to a greater degree than more traditional investments.
  Management Risk: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.
As with all investments, you may lose money by investing in the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:
  how the Fund's performance changed from year to year over the life of the Fund; and
  how the Fund's average annual returns for one year and since inception compare to those of a broad-based securities market index.
You may obtain updated performance information on the website at www.abfunds.com (click on "Investments—Mutual Funds").

The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	<ul type="square"><li>how the Fund's performance changed from year to year over the life of the Fund; and</li></ul><ul type="square"><li>how the Fund's average annual returns for one year and since inception compare to those of a broad-based securities market index.</li></ul>
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.abfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Bar Chart
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Fund’s Advisor Class shares. Through March 31, 2019, the year-to-date unannualized return for the Fund’s shares was 9.27%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year (%) During the period shown in the bar chart, the Fund’s: Best Quarter was up 1.47%, 3rd quarter, 2018; and Worst Quarter was down -11.88%, 4th quarter, 2018.
Performance Table Heading	rr_PerformanceTableHeading	Performance Table<br/>Average Annual Total Returns<br/>(For the periods ended December 31, 2018)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax Returns: – Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
AB FlexFee International Strategic Core Portfolio | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	1.05%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.21%
Other Expenses	rr_Component2OtherExpensesOverAssets	10.67%	[2]
Total Other Expenses	rr_OtherExpensesOverAssets	10.88%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	11.93%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(10.89%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.04%
After 1 Year	rr_ExpenseExampleYear01	$ 106
After 3 Years	rr_ExpenseExampleYear03	2,418
After 5 Years	rr_ExpenseExampleYear05	4,420
After 10 Years	rr_ExpenseExampleYear10	$ 8,331
2009	rr_AnnualReturn2009
2010	rr_AnnualReturn2010
2011	rr_AnnualReturn2011
2012	rr_AnnualReturn2012
2013	rr_AnnualReturn2013
2014	rr_AnnualReturn2014
2015	rr_AnnualReturn2015
2016	rr_AnnualReturn2016
2017	rr_AnnualReturn2017
2018	rr_AnnualReturn2018	(9.08%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.27%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.88%)
1 Year	rr_AverageAnnualReturnYear01	(9.08%)	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	(1.28%)	[4],[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2017	[4]
AB FlexFee International Strategic Core Portfolio | Return After Taxes on Distributions | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.61%)	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	(1.80%)	[4],[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2017	[4]
AB FlexFee International Strategic Core Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.99%)	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.98%)	[4],[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2017	[4]
AB FlexFee International Strategic Core Portfolio | MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.79%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.13%)	[5]

[1]	The management fee paid to AllianceBernstein L.P. (the “Adviser”) consists of a base fee at an annualized rate of 0.55% of the Fund’s average daily net assets and a positive or negative performance adjustment of up to an annualized rate of 0.50% based upon the Fund’s performance relative to the MSCI EAFE Index (net), resulting in a minimum total fee of 0.05% and a maximum total fee of 1.05%. The management fee in the table represents the fee rate paid by the Fund (prior to fee waivers) for the period over which the performance adjustment was determined (from June 28, 2017 through December 31, 2018).
[2]	Other Expenses are based on expenses for the fiscal year ended December 31, 2018, excluding initial offering costs amortized during the fiscal year. (Offering costs are amortized for a one-year period following commencement of operations.) If such offering costs had been included, Other Expenses would have been 11.70%.
[3]	The Adviser has contractually agreed to waive fees and/or to bear expenses of the Fund through April 30, 2020 to the extent necessary to prevent Total Other Expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB Mutual Funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annualized basis, from exceeding 0.10% of average daily net assets (“expense limitation”). The expense limitation will remain in effect until April 30, 2020 and will continue thereafter from year to year unless the Adviser provides notice of termination to the Fund at least 60 days prior to the end of the period. Any fees waived and expenses borne by the Adviser through December 31, 2018 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s Total Other Expenses to exceed the expense limitation. In addition, the Adviser has agreed to waive its management fee by limiting the Fund’s accrual of the management fee (base fee plus or minus the performance adjustment) on any day to the amount corresponding to the maximum fee rate multiplied by the Fund’s current net assets if such amount is less than the amount that would have been accrued based on the Fund’s average daily net assets for the performance period.
[4]	After-tax Returns: – Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[5]	Inception date is 6/28/17.